Listing Expenses	12 Months Ended
Dec. 31, 2020
Listing Expenses [Abstract]
LISTING EXPENSES
5	LISTING EXPENSES

	2020	2019	2018
	USD	USD	USD

IFRS 2 listing expenses (note 27)	-	98,622,019	-
Other listing expenses*	-	3,151,858	-

		101,773,877	-

*	Other listing expenses represents promissory note of USD 1.5 million, fees paid to legal advisors, consultants, and other necessary expenses incurred in relation to the Group’s listing on the NASDAQ.